Taxation (Details) - Schedule of Effective Income Tax Expense Weighted Average Tax Rate	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)
Schedule of Effective Income Tax Expense Weighted Average Tax Rate [Abstract]
Loss before income tax from continuing operations	SFr (7,270,038)	$ (7,270,038)	SFr (18,659,562)	$ (18,659,562)	SFr (6,806,226)	$ (6,806,226)
Profit before income tax from discontinued operations		3,301,018		(7,879,178)		(10,230,597)
Accounting Profit before income tax		(3,969,020)		(26,538,740)		(17,036,823)
Income tax at statutory tax rates applicable to results in the respective countries		626,286		3,641,775		2,348,057
Effect of unrecognized temporary differences		(5,423)		(125,260)		(632,031)
Effect of unrecognized taxable losses		(543,086)		(3,015,088)		(1,885,486)
Effect of impact from application of different tax rates		(43,534)		(491,098)		223,215
Other effects		65,604				(75,375)
Income tax gain		99,847		10,329		(21,620)
Income tax gain reported in the statement of profit or loss			SFr (7,919)	7,919	SFr (117,945)	117,945
Income tax gain/(loss) attributable to discontinued operations		$ 99,847		$ 2,410		$ (139,565)